UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06346
Morgan Stanley Quality Municipal Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (152.3%)
	Alabama (0.9%)
$2,000	County of Jefferson, School Ser 2004 A	5.50%	01/01/22	$1,705,960

	Alaska (1.1%)
3,000	Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00	06/01/46	2,025,750

	Arizona (0.8%)
400	Maricopa County Pollution Control Corp., Arizona Public Service Co. Ser 2009 A	6.00	05/01/29	420,976
985	State of Arizona, Ser 2008 A (COPs) (AGM Insd)	5.00	09/01/24	1,035,087

				1,456,063

	California (22.1%)
985	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35	194,134
1,590	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36	292,544
690	Alvord Unified School District, Ser 2007 A (AGM Insd)	5.00	08/01/23	733,346
1,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2007 F	5.00	04/01/31	1,025,980
680	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26	290,952
1,310	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31	403,624
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,817,360
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,057,260
3,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	2,870,910
540	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (b)	5.00	06/15/28	553,084
2,000	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	2,135,200
340	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29	104,118
430	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (a)	0.00	08/01/41	51,510
5,265	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/42	589,627
770	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/43	80,457
1,775	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31	456,992
1,500	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,241,265
3,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	2,742,480
3,700	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,555,701
1,100	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	840,015
585	Indio Redevelopment Agency, Ser 2008 A	5.00	08/15/24	569,076
1,920	Los Angeles Department of Water & Power, 2004 Ser C (NATL-RE Insd) (b)	5.00	07/01/23	2,007,187
975	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)	0.00	08/01/34	207,734
1,090	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00	08/01/29	318,324
790	Oak Grove School District, Election 2008 Ser A (a)	0.00	08/01/28	254,301

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$4,000	Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd)	5.00%	06/01/29		$4,026,080
110	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	122,473
890	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		870,820
1,965	Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A (a)	0.00	08/01/27		679,379
2,455	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/31		632,064
10,800	San Bernardino Community College District, Election 2008 Ser B (a)	0.00	08/01/44		1,089,288
4,610	San Bernardino Community College District, Ser 2009 B (a)	0.00	08/01/48		341,186
3,300	San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)	0.00	09/01/30		934,626
450	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25		183,771
3,000	State of California, Various Purpose dtd 05/01/03	5.00	02/01/24		3,005,730
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37		1,515,500
850	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00	04/01/14		743,784
6,300	William S. Hart Union High School District, Ser 2009 A (a)	0.00	08/01/32		1,438,983

					40,976,865

	Colorado (1.0%)
1,585	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34		1,550,717
175	Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)	6.90	04/01/29		188,650
160	Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28		172,171

					1,911,538

	District of Columbia (4.9%)
1,500	District of Columbia, Income Tax, Ser 2009 A (b)	5.25	12/01/27		1,654,405
380	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/26		402,766
380	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/27		402,766
760	District of Columbia, Ser 2008 E (BHAC Insd) (b)	5.00	06/01/28		805,533
2,000	District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)	5.00	02/01/31		1,813,900
575	District of Columbia Water & Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00	10/01/27		600,881
265	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd)	5.00	10/01/28		275,568
3,000	Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (AGM Insd) (d)	5.00	10/01/20		3,048,120

					9,003,939

	Florida (16.9%)
1,900	City of Jacksonville, Sales Tax Ser 2001 (AMBAC Insd)	5.50	10/01/18		2,014,855
2,000	County of Martin, Utilities Ser 2001 (FGIC Insd)	5.00	10/01/26		2,025,800
1,000	County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38		1,104,150
800	County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd)	5.00	10/01/25		831,680

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,000	County of Miami-Dade, Ser 2005 A (NATL-RE Insd)	0.00	% (e)	10/01/30	$721,860
6,890	Florida State Board of Education, Capital Outlay Refg Ser 2001 D	5.375		06/01/18	7,485,916
945	Florida State Mid-Bay Bridge Authority, Ser 2008 (AGC Insd)	5.00		10/01/22	1,029,010
3,000	Highlands County Health Facilities Authority, Adventist Health Refg Ser 2005 C	5.00		11/15/31	2,918,250
1,300	Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (CR) (BHAC Insd)	5.50		04/01/38	1,350,830
750	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50		10/01/23	845,678
8,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (b)	5.00		08/15/42	7,498,592
1,000	St Johns County Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40	711,600
1,000	Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)	6.00		10/01/29	1,189,990
1,545	Tampa Sports Authority, Sales Tax Refg Ser 2005 (AGM Insd)	5.00		01/01/26	1,595,228

					31,323,439

	Georgia (7.1%)
2,000	City of Atlanta, Airport Ser 2004 J (AGM Insd)	5.00		01/01/34	2,005,980
5,000	Georgia State Road & Tollway Authority, Ser 2001	5.375		03/01/17	5,413,500
2,000	Georgia State Road & Tollway Authority, Ser 2003	5.00		10/01/22	2,123,860
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25		11/01/21	2,112,900
1,500	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (NATL-RE Insd)	5.25		11/01/22	1,569,300

					13,225,540

	Idaho (0.5%)
1,000	Madison County Hospital, Madison Memorial Hospital Ser 2006 (COPs)	5.25		09/01/37	865,710

	Illinois (6.6%)
1,035	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insd)	5.25		06/01/24	1,100,401
2,000	City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd)	5.75		01/01/23	2,065,660
4,470	City of Chicago, Project & Refg Ser 2007 A (FGIC & AGM Insd) (CR) (b)(f)	5.00		01/01/37	4,495,792
710	De Kalb County Community United School District No. 428 (AGM Insd)	5.00		01/01/23	766,282
935	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24	1,001,637
930	Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125		05/15/25	925,155
400	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25		11/01/38	437,896
655	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75		08/15/29	648,915
695	Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00		08/15/38	689,343

					12,131,081

	Indiana (1.7%)
2,700	Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,540,889
510	Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25		06/01/25	567,987

					3,108,876

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Iowa (3.1%)
$2,200	City of Coralville, Marriot Hotel & Convention Center Ser 2006 D (COPs)	5.25%	06/01/26	$2,241,382
1,275	City of Coralville, Urban Renewal Ser 2007 C	5.00	06/01/47	1,085,764
1,320	State of Iowa, IJOBS Program Ser 2009 A (b)(f)	5.00	06/01/25	1,433,048
990	State of Iowa, IJOBS Program Ser 2009 A (b)(f)	5.00	06/01/26	1,069,290

				5,829,484

	Kansas (0.3%)
455	Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	479,984

	Kentucky (3.5%)
2,925	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/20	3,143,351
3,075	Louisville & Jefferson County Metropolitan Sewer District, Ser 2001 A (NATL-RE Insd)	5.375	05/15/21	3,278,135

				6,421,486

	Maryland (3.5%)
685	County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	599,813
670	Maryland Economic Development Corp., Ser B	5.75	06/01/35	679,326
1,440	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,321,791
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.375	08/15/24	3,074,520
900	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41	873,603

				6,549,053

	Massachusetts (4.9%)
415	Massachusetts Bay Transportation Authority, Balanced Assessment 2007 Ser 2000 A	5.25	07/01/30	418,905
1,400	Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	1,653,554
4,715	Massachusetts Health & Educational Facilities Authority, Harvard University Ser A (b)	5.50	11/15/36	5,235,642
1,530	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O (b)	5.50	07/01/36	1,697,795

				9,005,896

	Michigan (2.4%)
875	City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)	5.00	07/01/26	882,613
3,500	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C	5.45	09/01/29	3,512,985

				4,395,598

	Missouri (0.8%)
730	City of Fenton, Gravois Bluffs Refg Ser 2006	4.50	04/01/21	717,378
750	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	686,070

				1,403,448

	Nevada (4.1%)
2,000	County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)	5.50	07/01/22	2,029,260
500	County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	489,410
400	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	444,968
2,925	Las Vegas Valley Water District, Improvement and Refg Ser 2003 A (NATL-RE & FGIC Insd)	5.25	06/01/22	3,045,890

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,600	State of Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (AGM Insd) (b)	5.00%		06/01/26	$1,671,152

					7,680,680

	New Jersey (8.5%)
385	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75		06/15/34	367,517
2,750	New Jersey State Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00		01/01/30	2,794,798
4,135	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)	0.00		12/15/26	1,721,194
6,900	State of New Jersey, 2001 Ser H	5.25		07/01/19	8,067,066
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625		06/01/26	2,499,720
3,000	Tobacco Settlement Financing Corp., Ser 2007-1 B (a)	0.00		06/01/41	193,530

					15,643,825

	New Mexico (0.5%)
920	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00		06/01/27	996,516

	New York (13.1%)
460	Brooklyn Arena Local Development Corp., Ser 2009	6.25		07/15/40	473,588
190	Brooklyn Arena Local Development Corp., Ser 2009	6.375		07/15/43	194,836
1,840	City of New York, 2009 Subser A-1 (b)	5.25		08/15/27	1,977,972
1,840	City of New York, 2009 Subser A-1 (b)	5.25		08/15/28	1,977,972
1,500	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	1,517,085
3,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50		07/01/20	3,234,810
3,000	New York City Municipal Water Finance Authority, 2003 Ser A	5.375		06/15/18	3,253,590
1,270	New York City Transitional Finance Authority, 2009 Subser A-1 (b)	5.00		05/01/28	1,356,737
1,015	New York City Transitional Finance Authority, 2009 Subser A-1 (b)	5.00		05/01/29	1,084,321
1,015	New York City Transitional Finance Authority, 2009 Subser A-1 (b)	5.00		05/01/30	1,084,321
3,700	New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (b)	5.00		04/01/26	4,006,295
1,500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)	5.00		02/15/27	1,583,730
1,700	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. 1991 Ser B (AMT)	12.679	(g)	07/01/26	1,705,389
1,000	Seneca Nation Indians, Ser 2007 A (h)	5.00		12/01/23	827,320

					24,277,966

	North Carolina (1.2%)
1,100	North Carolina Medical Care Commission, Salemtown Refg Ser 2006	5.10		10/01/30	963,457
1,200	University of North Carolina at Chapel Hill, Chapel Hill Ser 2003	5.00		12/01/24	1,295,460

					2,258,917

	Ohio (3.5%)
3,000	American Municipal Power-Ohio Inc, Prairie State Energy Campus Ser 2008 A (AGC Insd) (b)	5.25		02/15/33	3,122,238
3,000	County of Lorain, Catholic Healthcare Partners Ser 2001 A	5.75		10/01/18	3,107,040

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$255	Ohio State Water Development Authority, Ser 2009 A	5.875%		06/01/33	$277,695

					6,506,973

	Pennsylvania (3.5%)
2,000	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375		11/15/40	1,481,100
5,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00		12/01/34	5,016,700

					6,497,800

	Puerto Rico (1.3%)
855	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	898,075
700	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375		08/01/39	691,320
750	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50		08/01/42	744,382

					2,333,777

	South Carolina (6.1%)
3,000	Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25		12/01/29	3,097,110
205	County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60		09/01/12	207,636
40	Lexington County Health Services District, Inc., Ser 2007 A	5.00		11/01/16	43,188
4,000	South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (b)	5.00		01/01/27	4,195,432
1,500	South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd)	5.125		01/01/20	1,615,215
1,000	South Carolina State Public Service Authority, Santee Cooper, 2002 Refg Ser A (AGM Insd)	5.125		01/01/21	1,072,680
1,000	South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)	5.25		10/01/22	1,050,830

					11,282,091

	Tennessee (0.6%)
1,005	Tennessee Energy Acquisition Corp., Ser 2006 A	5.25		09/01/19	1,023,371

	Texas (17.5%)
1,090	Aldine Independent School District, Bldg & Refg Ser 2001 (PSF-GTD)	5.00		02/15/26	1,125,349
2,000	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85		04/01/21	1,975,100
590	Bexar County Health Facilities Development Corp.	6.20		07/01/45	592,207
1,360	City of Austin, Water & Wastewater ROLS RR II R-574 (AGM Insd)	14.197	(g)	05/15/10	1,530,571
3,180	City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd)	5.25		05/15/23	3,357,444
4,500	City of Houston, Combined Utility First Lien Refg Ser 2004 A (AGM Insd)	5.25		05/15/25	4,722,570
2,300	City of Houston, Hotel Occupancy Ser 2001 B (CR) (AGM & AMBAC Insd) (a)	0.00		09/01/25	1,000,753
1,485	County of Harris, Ser 2007 C (AGM Insd)	5.25		08/15/31	1,704,602
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp, Ser 2003 A (AMT) (AGM Insd) (b)	5.375		11/01/22	5,116,900
555	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00		02/15/25	606,976
1,335	Harris County Health Facilities Development Corp., TECO Project Ser 2008 (AGC Insd)	5.25		11/15/23	1,439,237
350	Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00		02/01/23	349,965
420	Houston Community College System, Sr-Lien-Student Fee Ser 2008 (AGM Insd)	5.00		04/15/23	453,827

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$5,100	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00%	01/01/28	$1,836,816
1,025	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)	0.00	01/01/31	302,426
1,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc Ser 2007	5.125	05/15/37	833,020
835	Texas A&M University, Financing System Ser 2009 A	5.00	05/15/26	915,886
890	Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	981,056
520	Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875	12/31/39	543,644
3,000	University of Houston, Ser 2008 (AGM Insd) (b)	5.00	02/15/33	3,079,860

				32,468,209

	Utah (1.6%)
3,000	City of Salt Lake City, IHC, Hospital, Inc. Refg Ser 1991 (ETM) (AMBAC Insd)	12.974 (g)	05/15/20	3,032,730

	Virginia (0.9%)
1,750	Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/37	1,606,045

	Washington (7.2%)
2,000	Lewis County Public Utility District No. 1, Cowlitz Falls Refg Ser 2003 (NATL-RE Insd)	5.00	10/01/22	2,084,020
3,020	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	3,027,459
3,000	Port of Seattle, Sub Lien Ser 1999 A (NATL-RE & FGIC Insd)	5.25	09/01/22	3,117,090
2,315	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29	2,472,902
2,435	State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30	2,601,088

				13,302,559

	Wisconsin (0.6%)
1,000	State of Wisconsin, Ser 2009 A	5.625	05/01/28	1,104,240

	Total Tax-Exempt Municipal Bonds (Cost $278,387,582)			281,835,409

NUMBER OF
SHARES (000)
	Investment Company
1,595	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $1,594,967)			1,594,967

	Total Investments (Cost $279,982,549) (j)(k)	153.2%		283,430,376
	Liabilities in Excess of Other Assets	(0.4)		(698,945)
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

	Notes with interest rates ranging from 0.18% to 0.35% at January 31, 2010 and contractual maturities of collateral ranging from 11/01/22 to 08/15/42 (l)	(19.1)		(35,340,000)
	Preferred Shares of Beneficial Interest	(33.7)		(62,350,000)

	Net Assets Applicable to Common Shareholders	100.0%		$185,041,431

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

CR	Custodial Receipts.

ETM	Escrowed to Maturity.

PSF	Texas Permanent School Fund Guarantee Program.

ROLS	Reset Option Longs.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Prefunded to call date shown.

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

(d)	Joint exemption.

(e)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(f)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $6,268,690 which represents 3.4% of net assets.

(h)	Resale is restricted to qualified institutional investors.

(i)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Funds — Tax Exempt Portfolio — Institutional Class.

(j)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(l)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $61,003,089 are held by the Dealer Trusts and serve as collateral for the $35,340,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Quality Municipal Investment Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
     • Level 1 — unadjusted quoted prices in active markets for identical investments
     • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Tax-Exempt Municipal Bonds	$281,835,409	—	$281,835,409	—
Short-Term Investment — Investment Company	1,594,967	$1,594,967	—	—

Total	$283,430,376	$1,594,967	$281,835,409	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Investment Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010